Stock-Based Compensation (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended							1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2011 Initial public offering	Jun. 30, 2012 Stock option	Dec. 31, 2011 Stock option	Dec. 31, 2010 Stock option	Dec. 31, 2009 Stock option	Dec. 31, 2011 Stock option Minimum	Dec. 31, 2010 Stock option Minimum	Dec. 31, 2011 Stock option Maximum	Dec. 31, 2010 Stock option Maximum	Jul. 31, 2007 Stock option Employees	Jun. 30, 2012 Stock option Employees	Dec. 31, 2011 Stock option Employees	Dec. 31, 2010 Stock option Employees	Dec. 31, 2009 Stock option Employees	Jul. 31, 2007 Stock option Non-employees	Jun. 30, 2012 Stock option Non-employees	Dec. 31, 2011 Stock option Non-employees	Dec. 31, 2010 Stock option Non-employees	Dec. 31, 2009 Stock option Non-employees	Dec. 31, 2011 Restricted stock awards	Dec. 31, 2011 Restricted stock awards Minimum	Dec. 31, 2011 Restricted stock awards Maximum
Stock-Based Compensation
Cumulative grant date fair value																			$ 244,000	$ 118,000	$ 67,000
Intrinsic value of options exercised																			58,000	0	5,000
Proceeds received for options exercised					88,000		1,000												87,500	0	1,000
Compensation expense related to unvested employee stock options not yet recognized										944,000	608,000	297,000
Weighted-average period of recognition										2 years 8 months 19 days	1 year 10 months 17 days	2 years 2 months 19 days
Vesting period																	4 years	4 years				3 years	3 years					1 year	4 years
Stock-based compensation	$ 132,000	$ 47,000	$ 312,000	$ 187,000	$ 492,000	$ 625,000	$ 437,000																	$ 30,000	$ 388,000	$ 342,000	$ 159,000
Assumptions used
Risk free interest rate, minimum (as a percent)										1.24%	2.45%	1.75%
Risk free interest rate, maximum (as a percent)										2.63%	2.82%	2.80%
Dividend yield (as a percent)									0.00%	0.00%	0.00%	0.00%
Expected volatility (as a percent)									57.00%	53.00%	50.00%	48.00%
Expected term									6 years 3 months			6 years 3 months	5 years 9 months	5 years 9 months	6 years 3 months	6 years 3 months
Weighted average grant date fair value (in dollars per share)										$ 1.76	$ 3.56	$ 2.91
Number of Shares
Granted (in shares)																											135,000
Awards outstanding at the end of the period (in shares)																											135,000
Weighted Average Fair Value
Granted (in dollars per share)																											$ 5.89
Awards outstanding at the end of the period (in dollars per share)																											$ 5.89
Common Stock Purchase Options issued to underwriters
Issuance of option to purchase common stock (in shares)								103,125
Exercise price of options issued to underwriters (in dollars per share)								$ 10.00
Exercise price of options as a percentage of purchase price of shares sold in initial public offering								125.00%
Term of options issued to underwriters								5 years
Term after effective date of IPO after which stock options to underwriters become exercisable								1 year